Bank borrowings- Maturity schedule (Details) - Bank borrowings ¥ in Millions	Mar. 31, 2019 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 7,358
Between 1 to 2 years	841
Between 2 to 3 years	27,986
Between 3 to 4 years	577
Between 4 to 5 years	559
Beyond 5 years	5,576
Total principal amount	¥ 42,897